RELATED PARTY TRANSACTIONS - Liabilities with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transactions with related parties
Accrued expenses	Rp 131	Rp 148
% of accrued expenses on total liabilities	0.10%	0.11%
Customer deposits	Rp 19	Rp 20
% of Customer deposits on total liabilities	0.01%	0.02%
Contract liabilities	Rp 664	Rp 1,473
% of contract liabilities on total liabilities	0.50%	1.17%
Short-term bank loans (Note 20)	Rp 1,578	Rp 3,797
Percentage of short-term bank loans on total liabilities	1.20%	3.03%
Two-step loans (Note 21a)	Rp 355	Rp 568
Percentage of two-step loans on total liabilities	0.27%	0.45%
Long-term bank loans (Note 21c)	Rp 17,630	Rp 17,026
Percentage of long-term bank loans on total liabilities	13.46%	13.58%
Other borrowings (Note 21d)	Rp 2,605	Rp 3,645
Percentage of other borrowings on total liabilities	1.99%	2.91%
Ministry of Finance
Transactions with related parties
Accrued expenses	Rp 3	Rp 4
% of accrued expenses on total liabilities	0.00%	0.00%
Contract liabilities	Rp 19	Rp 97
% of contract liabilities on total liabilities	0.01%	0.08%
Government agencies
Transactions with related parties
Contract liabilities	Rp 295	Rp 799
% of contract liabilities on total liabilities	0.23%	0.64%
Entities under common control
Transactions with related parties
Accrued expenses	Rp 128	Rp 144
% of accrued expenses on total liabilities	0.10%	0.11%
Contract liabilities	Rp 642	Rp 1,371
% of contract liabilities on total liabilities	0.49%	1.09%
PLN
Transactions with related parties
Accrued expenses	Rp 81	Rp 98
% of accrued expenses on total liabilities	0.06%	0.08%
State-owned banks
Transactions with related parties
Accrued expenses	Rp 40	Rp 40
% of accrued expenses on total liabilities	0.03%	0.03%
Others, (each below Rp75 billion)
Transactions with related parties
Accrued expenses	Rp 7	Rp 6
% of accrued expenses on total liabilities	0.01%	0.00%
Contract liabilities	Rp 229	Rp 354
% of contract liabilities on total liabilities	0.17%	0.28%
MoCI
Transactions with related parties
Contract liabilities	Rp 118	Rp 218
% of contract liabilities on total liabilities	0.09%	0.17%
Associates
Transactions with related parties
Contract liabilities	Rp 2	Rp 1
% of contract liabilities on total liabilities	0.00%	0.00%
Others (each below Rp 75 billion)
Transactions with related parties
Contract liabilities	Rp 1	Rp 4
% of contract liabilities on total liabilities	0.00%	0.00%